UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Antipodean Advisors LLC

Address:    499 Park Avenue
            10th Floor
            New York, NY 10022

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Kevin Johnson
Title:      Chief Financial Officer
Phone:      212-339-5202

Signature, Place and Date of Signing:


/s/ Kevin Johnson               New York, New York        February 11, 2011
-------------------            --------------------       -----------------
     [Signature]                   [City, State]               [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  19

Form 13F Information Table Value Total: $250,958
                                        (thousands)

List of Other Managers Reporting for this Manager:

No.   Form 13F File Number      Name
---   --------------------      ----
1                               Antipodean Domestic Partners, LP

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                          COLUMN  2     COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7     COLUMN 8

                                                             VALUE    SHRS OR SH/ PUT/  INVESTMENT     OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP       (x1000)  PRN AMT PRN CALL  DISCRETION     MNGRS  SOLE    SHARED   NONE
--------------                 --------------    -----       -------  ------- --- ----  ----------     -----  ----    ------   ----
AMAZON COM INC                 COM              023135106   10,980      61000 SH        Shared-Defined  1       61000
BAIDU INC                      SPON ADR REP A   506752108   12,983     134500 SH        Shared-Defined  1      134500
BECKMAN COULTER INC            COM              075811109    9,592     127500 SH        Shared-Defined  1      127500
CIRRUS LOGIC INC               COM              172755100    1,918     120000 SH        Shared-Defined  1      120000
CITIGROUP INC                  COM              172967101   20,576    4350000 SH        Shared-Defined  1     4350000
COMMUNITY HEALTH SYS INC NEW   COM              203668108    4,559     122000 SH        Shared-Defined  1      122000
DAVITA INC                     COM              23918K108   25,141     361800 SH        Shared-Defined  1      361800
EXPRESS SCRIPTS INC            COM              302182100   13,999     259000 SH        Shared-Defined  1      259000
FIRST NIAGARA FINL GP INC      COM              33582V108    2,307     165000 SH        Shared-Defined  1      165000
GARMIN LTD                     SHS              H2906T109    1,085      35000 SH        Shared-Defined  1       35000
INTUIT                         COM              461202103   11,536     234000 SH        Shared-Defined  1      234000
LAUDER ESTEE COS INC           CL A             518439104   23,000     285000 SH        Shared-Defined  1      285000
MEDNAX INC                     COM              58502B106   27,497     408638 SH        Shared-Defined  1      408638
NORDION INC                    COM              65563C105    5,684     499000 SH        Shared-Defined  1      499000
POTASH CORP SASK INC           COM              73755L107    6,843      44200 SH        Shared-Defined  1       44200
RUBICON TECHNOLOGY INC         COM              78112T107      316      15000 SH        Shared-Defined  1       15000
SHERWIN WILLIAMS CO            COM              824348106   23,031     275000 SH        Shared-Defined  1      275000
TALECRIS BIOTHERAPEUTICS HLD   COM              874227101    8,947     384000 SH        Shared-Defined  1      384000
VALEANT PHARMACEUTICALS INTL   COM              91911K102   40,964    1448000 SH        Shared-Defined  1     1448000

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